Related Party Transactions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Percentage of assets are trading securities or investments	50.00%
Fees paid to advisors of the board of directors			$ 90
Travel and other related expenses	$ 10	$ 30	104
Banchile Corredores de Seguros Ltda [Member]
Related Party Transactions (Details) [Line Items]
Fees paid to members of the advisory committee	14	14	13
Comder Contraparte Central S.A. [Member]
Related Party Transactions (Details) [Line Items]
Net gain	$ 29,956	$ 4,997	$ 123,461